TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
TRADE PAYABLES
Schedule of Trade Payables

		As of December 31,
Current	Note	2025	2024
Suppliers		1,088,462	568,107
Related Parties	28.b)	20,358	16,873
		1,108,820	584,980
Non-current
Suppliers		20,314	21,674
		20,314	21,674
Total trade payables		1,129,134	606,654